Intangible assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	[1]	$ 27,583	$ 23,201
Net book value		30,171	27,583	[1]
Balance ending		30,171	27,583	[1]
Cost [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		48,622	39,141
Net book value		53,926	48,622
Additions		2,427	1,154
Additions from internal developments		7,976	9,065
Derecognition of assets		(7)	(162)
Foreign currency exchange		(5,092)	(576)
Reclassifications and others
Reclassifications
Balance ending		53,926	48,622
Accumulated amortization [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		21,039	15,940
Net book value		23,755	21,039
Derecognition of assets		(7)
Amortization expense		4,816	5,979
Foreign currency exchange		(2,093)	(880)
Reclassifications and others
Reclassifications
Balance ending		23,755	21,039
Trademarks and sanitary records [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		9,695
Net book value		10,474	9,695
Balance ending		10,474	9,695
Trademarks and sanitary records [Member] | Cost [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		13,176	10,908
Net book value		14,706	13,176
Additions		1,672	24
Additions from internal developments			421
Derecognition of assets
Foreign currency exchange		(631)	88
Reclassifications and others		489	1,735
Reclassifications		489	1,735
Balance ending		14,706	13,176
Trademarks and sanitary records [Member] | Accumulated amortization [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		3,481	2,146
Net book value		4,232	3,481
Derecognition of assets
Amortization expense		787	1,310
Foreign currency exchange		(277)	25
Reclassifications and others		241
Reclassifications		241
Balance ending		4,232	3,481
Licenses, customers and agreements [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		4,406
Net book value		3,422	4,406
Balance ending		3,422	4,406
Licenses, customers and agreements [Member] | Cost [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		17,174	17,719
Net book value		15,935	17,174
Additions		755	1,130
Additions from internal developments			970
Derecognition of assets		(7)	(162)
Foreign currency exchange		(1,475)	(748)
Reclassifications and others		(512)	(1,735)
Reclassifications		(512)	(1,735)
Balance ending		15,935	17,174
Licenses, customers and agreements [Member] | Accumulated amortization [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		12,768	12,370
Net book value		12,513	12,768
Derecognition of assets		(7)
Amortization expense		965	1,633
Foreign currency exchange		(976)	(1,235)
Reclassifications and others		(237)
Reclassifications		(237)
Balance ending		12,513	12,768
Product development [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		13,482
Net book value		16,275	13,482
Balance ending		16,275	13,482
Product development [Member] | Cost [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		18,272	10,514
Net book value		23,285	18,272
Additions
Additions from internal developments		7,976	7,674
Derecognition of assets
Foreign currency exchange		(2,986)	84
Reclassifications and others		23
Reclassifications		23
Balance ending		23,285	18,272
Product development [Member] | Accumulated amortization [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning		4,790	1,424
Net book value		7,010	4,790
Derecognition of assets
Amortization expense		3,064	3,036
Foreign currency exchange		(840)	330
Reclassifications and others		(4)
Reclassifications		(4)
Balance ending		$ 7,010	$ 4,790

[1]	Refer to Note 2.4